Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions and Balances with Major Related Parties
a)
The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Baidu and its subsidiaries (“Baidu Group”) PAGAC IV-4 (Cayman) Limited ("PAG") Others

Controlling shareholder of the Company

An entity, of which the co-founder and executive chairman is the director of the Company

Equity investees that the Group or Baidu Group has significant influence over

b)
The Group had the following related party transactions with the major related parties:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Membership services
Membership services revenue earned from memberships sold to Baidu Group	54,401	92,900	90,816	12,442
Online advertising revenues
Advertising services provided to Baidu Group	55,664	17,696	7,509	1,029
Advertising services provided to Others	224,110	178,913	63,876	8,751
Content distribution revenues
Content licensed to Others (i)	190,398	260,086	231,825	31,760
Other revenues
Others	53,521	91,970	56,675	7,764
Interest income
Loan due from PAG	—	17,624	121,212	16,606
Cost of revenues
License fees to Baidu Group	8,183	20,416	35,557	4,871
Bandwidth and cloud services fee to Baidu Group	653,001	550,748	575,347	78,822
Others (ii)	223,149	326,927	287,379	39,371
Selling, general and administrative
Advertising services provided by Baidu Group	47,617	116,068	112,686	15,438
Others	22,011	24,642	14,531	1,991

(i)
The transactions mainly represent revenues derived from content distributed to Investee A and Investee B.
(ii)
The transactions mainly represent revenue sharing arrangements with various equity investees, pursuant to which the Group incurred revenue sharing cost for content uploaded or provided by the equity investees.

For the years ended December 31, 2022, 2023 and 2024, the Group purchased content and others from equity investees in an amount of RMB1,513,683, RMB1,602,510 and RMB1,745,657 (US239,154), respectively. Except for the transaction disclosed above, other related party transactions were insignificant for each of the years presented.

c)
The Group had the following related party balances with the major related parties:

Except for the non-trade balances disclosed below, amounts due from/due to related parties as of December 31, 2023 and 2024 relate to transactions arising from the ordinary and usual course of business of the Group and were trade in nature.

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Amounts due from related parties, current:
Due from Baidu Group (i)	4,389	1,243	170
Loan due from PAG (ii)	1,437,044	41,010	5,618
Due from Others (iii)	265,591	240,870	33,000
	1,707,024	283,123	38,788
Amounts due from related parties, non-current:
Loan due from PAG (ii)	—	3,813,937	522,507
Due from Others (iv)	158,590	137,000	18,769
	158,590	3,950,937	541,276

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Amounts due to related parties, current:
Loans due to Baidu Group (v)	50,000	50,000	6,850
Due to Baidu Group (vi)	2,027,194	2,131,649	292,035
Deferred revenue in relation to services to be provided to an equity investee (vii)	21,186	21,186	2,902
Due to Others (viii)	855,278	1,036,201	141,959
	2,953,658	3,239,036	443,746
Amounts due to related parties, non-current:
Due to Baidu Group (vi)	3,231	3,178	435
Deferred revenue in relation to services to be provided to an equity investee (vii)	76,433	55,147	7,555
Due to Others	902	901	124
	80,566	59,226	8,114

(i)
The balance mainly represents amounts due from Baidu Group for membership services, online advertising services and other services.
(ii)
As of December 31, 2023, the balance represents a non-trade loan and interest receivables due from PAG with the principal of US$200 million at an interest rate of 6%, due on July 1, 2024 if the Company requires repayment, or otherwise will due on the date which PAG and its affiliates cease to hold any portion of the PAG Notes (Note 14) in accordance with a facility agreement entered into in September 2023. In August 2024, the Company entered into another facility agreement with PAG and these facility agreements together provide PAG loan facilities up to US$522.5 million in aggregate, with an interest rate of 6% per annum. As of December 31, 2024, the total principal balance of US$522.5 million (equivalent to RMB3,813.9 million) is then due on the date which PAG and its affiliates cease to hold any portion of the PAG Notes. PAG released certain collateral secured by the Company under the PAG Notes and pledged to the Company a portion of the PAG Notes, each in an amount equivalent to the amount of this non-trade loan.
(iii)
The balance mainly represents amounts due from or advances made to equity investees for content distribution services and other services.
(iv)
The balance mainly represents prepayments for licensed copyrights to be received from the Group’s equity investees.
(v)
The total outstanding balance represents a non-trade interest-free loan of RMB50,000.
(vi)
The balance mainly represents amounts owed to Baidu for bandwidth and cloud services provided to the Group.
(vii)
The balance represents deferred revenue in relation to licenses of intellectual property to be provided to Investee A.
(viii)
The balance mainly represents amounts owed to the Group’s equity investees for acquisition of contents assets and advances made for online advertising services.